Revenue - Disaggregation (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	Jan. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Segment Reporting Information [Line Items]
Voyage revenues		$ 148,205	$ 153,060	$ 288,092	$ 302,804
Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues		148,205	153,060	288,092	302,804
LNG Segment [Member] | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues		137,822	141,833	270,392	279,655
LPG Segment [Member] | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues		10,383	8,858	17,700	18,018
Conventional Tanker Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues		0	2,369	0	5,131
Time charters
Segment Reporting Information [Line Items]
Voyage revenues		135,761	136,053	266,306	269,590
Time charters | LNG Segment [Member] | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues		135,761	133,684	266,306	264,459
Time charters | LPG Segment [Member] | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues		0	0	0	0
Time charters | Conventional Tanker Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues		0	2,369	0	5,131
Voyage charters
Segment Reporting Information [Line Items]
Voyage revenues		10,383	8,858	17,700	18,018
Voyage charters | LNG Segment [Member] | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues		0	0	0	0
Voyage charters | LPG Segment [Member] | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues		10,383	8,858	17,700	18,018
Voyage charters | Conventional Tanker Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues		0	0	0	0
Bareboat charters
Segment Reporting Information [Line Items]
Voyage revenues			6,129		12,191
Bareboat charters | LNG Segment [Member] | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues			6,129		12,191
Bareboat charters | LPG Segment [Member] | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues			0		0
Bareboat charters | Conventional Tanker Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues			0		0
Management fees and other
Segment Reporting Information [Line Items]
Voyage revenues		2,061	2,020	4,086	3,005
Management fees and other | LNG Segment [Member] | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues		2,061	2,020	4,086	3,005
Management fees and other | LPG Segment [Member] | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues		0	0	0	0
Management fees and other | Conventional Tanker Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues		0	0	0	0
Non Lease Component [Member]
Segment Reporting Information [Line Items]
Voyage revenues		7,058	7,734	13,623	14,244
Non Lease Component [Member] | Non-lease revenue
Segment Reporting Information [Line Items]
Voyage revenues		4,997	5,714	9,537	11,239
Non Lease Component [Member] | Management fees and other
Segment Reporting Information [Line Items]
Voyage revenues		2,061	2,020	4,086	3,005
Lease Component [Member]
Segment Reporting Information [Line Items]
Operating Lease, Lease Income	$ 127,289		131,062	246,888	260,822
Sales-type Lease, Interest Income, Lease Receivable		12,595	12,969	25,261	25,763
Operating Lease, Variable Lease Income		1,263	1,295	2,320	1,975
Voyage revenues		$ 141,147	$ 145,326	$ 274,469	$ 288,560